Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity
Equity

6.      Equity

The Company has authority to issue 1,000,000,000 shares consisting of 750,000,000 shares of common stock, $0.01 par value per share ("Common Shares"), and 250,000,000 shares of preferred stock, $0.01 par value per share ("Preferred Shares"). Substantially all of the Company’s business is conducted through its Operating Partnership. The REIT is the sole general partner of the Operating Partnership and owned a 97.30% and 94.89% interest in the Operating Partnership as of September 30, 2019 and December 31, 2018, respectively. Limited partners in the Operating Partnership who have held their units for one year or longer have the right to redeem their common units for cash or, at the REIT’s option, Common Shares at a ratio of one common unit for one common share. Under the Agreement of Limited Partnership, distributions to unit holders are made at the discretion of the REIT. The REIT intends to make distributions in a manner that will result in limited partners of the Operating Partnership receiving distributions at the same rate per unit as dividends per share are paid to the REIT’s holders of Common Shares.

In January 2018, the Company issued and sold 775,460 Common Shares and in February, 2018 the Company issued and sold 63,620 Common Shares at an offering price of $10.00 per share. Net proceeds from the issuances totaled $7,684,167, which includes the impact of discounts and offering costs, including the underwriters’ selling commissions and legal, accounting and other professional fees.

On June 6, 2018 the Company issued and sold 8,500 Common Shares at an offering price of $10.00 per share. Net proceeds from the issuance totaled $65,825, which includes the impact of discounts and offering costs, including the underwriter’s selling commissions and legal, accounting and other professional fees.

On November 30, 2018, the Company issued and sold 240,000 Common Shares at an offering price of $10.00 per share. Net proceeds from the issuance totaled $1,838,727, which includes the impact of discounts and offering costs, including the underwriter’s selling commissions and legal, accounting and other professional fees. The Company also incurred $299,624 in other issuance costs during the year ended December 31, 2018.

On May 8, 2019, the Company issued and sold 1,666,667 Common Shares at an offering price of $4.80 per share. Net proceeds from the issuance totaled $7,222,501, which includes the impact of discounts and offering costs, including the underwriter’s selling commissions and legal fees. On May 21, 2019, the company issued and sold 227,062 Common Shares at an offering price of $4.80 per share, pursuant to its underwriter’s over-allotment option related to the May 8, 2019 offering. Net proceeds from the issuance totaled $991,807, which includes the impact of discounts and offering costs, including the underwriter’s selling commissions. On May 31, 2019, the Company issued and sold 270,833 shares pursuant to a private placement at an offering price of $4.80 per share. Net proceeds from the issuance totaled $1,183,998, which includes the impact of discounts and offering costs, including the underwriter’s selling commissions and legal fees. During the three and nine months ended September 30, 2019, the Company also incurred $116,632 and $887,465, respectively, in offering costs, including legal, accounting, advisory and other professional fees.

As of September 30, 2019 and December 31, 2018 there were 4,625,144 and 2,446,582 common units of the Operating Partnership outstanding with the REIT owning 4,500,144 and 2,321,582, respectively, of these common units. As of September 30, 2019 and December 31, 2018, there were 4,500,144 and 2,321,582 Common Shares of the REIT outstanding. As of September 30, 2019 and December 31, 2018, there were 125,000 common units of the Operating Partnership that were eligible for conversion to the Company’s Common Shares.

Warrants to purchase shares of common stock

On October 4, 2018, the Company issued a warrant to Moloney Securities Co. Inc. (the “Holder”), the lead underwriter of the issuances of the Company’s Common Shares in 2017 and the first six months of 2018, which grants the Holder the right to purchase 49,890 shares of the Company’s Common Shares, in whole or in part, at an exercise price of $12.50 per share, subject to certain conditions. The warrant was valued at $49,890 in the consolidated financial statements, its fair value as of the date of issuance using the Black-Scholes Model.

2018 Equity Incentive Plan

The Company’s 2018 Equity Incentive Plan (the “Plan”) was adopted by the Company’s Board of Directors on July 27, 2018 and approved by the Company’s shareholders on August 23, 2018. The Plan permits the grant of stock options, stock appreciation rights, stock awards, performance units, incentive awards and other equity-based awards (including LTIP units of the Company’s Operating Partnership) to its employees or an affiliate (as defined in the Plan) of the Company and for up to the greater of (i) 240,000 shares of common stock and (ii) eight percent (8%) of the number of fully diluted shares of the Company’s Common Shares (taking into account interests in the Operating Partnership that may become convertible into Common Shares).

On August 31, 2018, the Company’s Board of Directors approved a grant of 80,000 shares of Common Shares to two employees of the Manager who also serve as directors of the Company and a grant of 6,000 Common Shares to the Company’s three independent directors. The effective date of the grants was December 4, 2018, the date on which the registration of the Plan shares was effective. The Common Shares granted vest immediately, but will be restricted for six months by a lock-up agreement associated with the Company’s sale of its Common Shares on November 27, 2018. In addition, the Plan includes other restrictions on the sale of shares issued under the Plan. Because the Common Shares vest immediately, the fair value of the grants, or $790,340, was recorded to expense on the effective date of the grant. The fair value of the grants was determined by the market price of the Company’s Common Shares on the effective date of the grant.

On July 18, 2019, the Company’s Board of Directors approved a grant of 14,000 Common Shares to the Company’s five independent directors. The effective date of the grants was July 18, 2019. The Common Shares granted vest immediately and are unrestricted. However, the Plan includes other restrictions on the sale of shares issued under the Plan. Because the Common Shares vest immediately, the fair value of the grants, or $61,600, was recorded to expense on the effective date of the grant. The fair value of the grants was determined by the market price of the Company’s Common Shares on the effective date of the grant.

As of September 30, 2019, there are 140,000 shares available for issuance under the Plan.

Earnings per share

Basic earnings per share for the Company’s Common Shares is calculated by dividing income (loss) from continuing operations, excluding the net loss attributable to noncontrolling interests, by the Company’s weighted-average number of Common Shares outstanding during the period. Diluted earnings per share is computed by dividing the net income attributable to common shareholders, excluding the net loss attributable to noncontrolling interests, by the weighted average number of Common Shares, including any dilutive shares. As of September 30, 2019 and December 31, 2018, all of the Operating Partnership’s 125,000 common units outstanding were eligible to be converted, on a one-to-one basis, into Common Shares. The Operating Partnership’s common units have been excluded from the Company’s diluted earnings per share calculation because their inclusion would be antidilutive.

The Company's earnings per common share are determined as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Basic and diluted shares outstanding
Weighted average Common Shares – basic	4,497,585	1,995,582	3,410,847	1,983,791
Effect of conversion of operating partnership units	125,000	—	125,000	—
Weighted average common shares – diluted	4,622,585	1,995,582	3,535,847	1,983,791

Calculation of earnings per share – basic and diluted
Net loss attributable to common shareholders	$(606,206)	$(373,512)	$(2,351,840)	$(1,324,474)
Weighted average Common Shares – basic and diluted	4,497,585	1,995,582	3,410,847	1,983,791
Earnings per share – basic and diluted	$(0.13)	$(0.19)	$(0.69)	$(0.67)

Dividends and Distributions

During the three months ended September 30, 2019, a dividend was paid on July 17, 2019 to common shareholders of record on July 12, 2019. During the nine months ended September 30, 2019, a dividend was paid on May 28, 2019 payable to common shareholders of record on May 24, 2019, in addition to the dividend paid on July 18, 2019.  During the three months ended September 30, 2018, a dividend was declared on July 12, 2018 payable to common shareholders of record on July 12, 2018.  During the nine months ended September 30, 2018, dividends were declared on July 12, 2018 and April 2, 2018 payable to common shareholders of record on April 5, 2018. Dividends and distributions to noncontrolling interests paid during the three months and nine months ended September 30, 2019 and 2018, respectively, are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Common shareholders (dividends)	$785,103	$349,255	$1,522,810	$697,039
Hanover Square Property noncontrolling interest (distribution)	12,000	—	40,000	—
Hampton Inn Property noncontrolling interest (distribution)	—	36,000	—	36,000
Operating Partnership unit holders (distributions)	21,875	21,875	43,750	43,750
Total dividends and distributions	$818,978	$407,130	$1,606,560	$776,789

6.    Equity

The Company has authority to issue 1,000,000,000 shares consisting of 750,000,000 shares of common stock, $0.01 par value per share ("Common Shares"), and 250,000,000 shares of preferred stock, $0.01 par value per share ("Preferred Shares"). Substantially all of the Company’s business is conducted through its Operating Partnership. The REIT is the sole general partner of the Operating Partnership and owned a 94.89% and 90.18% interest in the Operating Partnership as of December 31, 2018 and December 31, 2017, respectively. Limited partners in the Operating Partnership who have held their units for one year or longer have the right to redeem their common units for cash or, at the REIT’s option, Common Shares at a ratio of one common unit for one common share. Under the Agreement of Limited Partnership, distributions to unit holders are made at the discretion of the REIT. The REIT intends to make distributions in a manner that will result in limited partners of the Operating Partnership receiving distributions at the same rate per unit as dividends per share are paid to the REIT’s holders of Common Shares.

In January 2018, the Company issued and sold 775,460 Common Shares and in February, 2018 the Company issued and sold 63,620 Common Shares at an offering price of $10.00 per share. Net proceeds from the issuances totaled $7,684,167, which includes the impact of discounts and offering costs, including the underwriters’ selling commissions and legal, accounting and other professional fees.

On June 6, 2018 the Company issued and sold 8,500 Common Shares at an offering price of $10.00 per share. Net proceeds from the issuance totaled $65,825, which includes the impact of discounts and offering costs, including the underwriter’s selling commissions and legal, accounting and other professional fees.

On November 30, 2018, the Company issued and sold 240,000 Common Shares at an offering price of $10.00 per share. Net proceeds from the issuance totaled $1,838,727, which includes the impact of discounts and offering costs, including the underwriter’s selling commissions and legal, accounting and other professional fees. The Company also incurred $299,624 in other issuance costs during the year ended December 31, 2018.

As of December 31, 2018 and 2017 there were 2,446,582 and 1,273,002, respectively, of common units of the Operating Partnership outstanding with the REIT owning 2,321,582 and 1,148,002, respectively, of these common units. As of December 31, 2018 and 2017, there were 2,321,582 and 1,148,002, respectively, of Common Shares of the REIT outstanding. As of December 31, 2018 and 2017, there were 125,000 and 0, respectively, common units of the Operating Partnership that were eligible for conversion to the Company’s Common Shares.

Warrants to purchase shares of common stock

On October 4, 2018, the Company issued a warrant to Moloney Securities Co. Inc. (the “Holder), the lead underwriter of the issuances of the Company’s Common Shares in 2017 and the first six months of 2018, which grants the Holder the right to purchase 49,890 shares of the Company’s Common Shares, in whole or in part, at an exercise price of $12.50 per share, subject to certain conditions. The warrant was valued at $49,890 in the consolidated financial statements, its fair value as of the date of issuance using the Black-Scholes Model.

2018 Equity Incentive Plan

The Company’s 2018 Equity Incentive Plan (the “Plan”) was adopted by the Company’s Board of Directors on July 27, 2018 and approved by the Company’s shareholders on August 23, 2018. The Plan permits the grant of stock options, stock appreciation rights, stock awards, performance units, incentive awards and other equity-based awards (including LTIP units of the Company’s Operating Partnership) to its employees or an affiliate (as defined in the Plan) of the Company and for up to the greater of (i) 240,000 shares of common stock and (ii) eight percent (8%) of the number of fully diluted shares of the Company’s Common Shares (taking into account interests in the Operating Partnership that may become convertible into Common Shares).

On August 31, 2018, the Company’s Board of Directors approved a grant of 80,000 shares of Common Shares to two employees of the Manager who also serve as directors of the Company and a grant of 6,000 Common Shares to the Company’s  three independent directors. The effective date of the grants was December 4, 2018, the date on which the registration of the Plan shares was effective. The Common Shares granted vest immediately, but will be restricted for six months by a lock-up agreement associated with the Company’s sale of its Common Shares on November 27, 2018. In addition, the Plan includes other restrictions on the sale of shares issued under the Plan. Because the Common Shares vest immediately, the fair value of the grants, or $790,340, was recorded to expense on the effective date of the grant. The fair value of the grants was determined by the market price of the Company’s Common Shares on the effective date of the grant.

As of December 31, 2018, there are 154,000 shares available for issuance under the Plan.

Earnings per share

Basic earnings per share for the Company’s Common Shares is calculated by dividing income (loss) from continuing operations, excluding the net loss attributable to noncontrolling interests, by the Company’s weighted-average number of Common Shares outstanding during the period. Diluted earnings per share is computed by dividing the net income attributable to common shareholders, excluding the net loss attributable to noncontrolling interests, by the weighted average number of Common Shares, including any dilutive shares. As of December 31, 2018, all of the Operating Partnership’s  125,000 common units outstanding were eligible to be converted, on a one-to-one basis, into Common Shares. As of December 31, 2017, none of the Operating Partnership’s common units outstanding to noncontrolling interests were eligible to be converted into shares of Common Stock. The Operating Partnership’s common units have been excluded from the Company’s diluted earnings per share calculation because their inclusion would be antidilutive.

The Company’s earnings per common share are determined as follows:

	For the year ended December 31,
	2018	2017
Basic and diluted shares outstanding
Weighted average Common Shares – basic	1,967,980	661,363
Effect of conversion of operating partnership units	125,000	—
Weighted average common shares – diluted	2,092,980	661,363

Calculation of earnings per share – basic and diluted
Net loss attributable to common shareholders	$(2,743,323)	$(847,919)
Weighted average Common Shares – basic and diluted	1,967,980	661,363
Earnings per share – basic and diluted	$(1.39)	$(1.28)

Dividends

During the years ended December 31, 2018, dividends were declared on March 28, 2018 payable to common shareholders of record on April 2, 2018,  July 12, 2018 payable to common shareholders of record on July 12, 2018, and November 30, 2018 payable to common shareholders of record on December 12, 2018. During the years ended December 31, 2017, dividends were declared on August 15, 2017 payable to common shareholders of record on August 30, 2017 and December 21, 2017 payable to common shareholders of record on December 28, 2017. In addition, distributions were made to holders of Operating Partnership units and noncontrolling interests. Dividends and distributions paid during the years ended December 31, 2018 and 2017 are as follows:

	For the year ended December 31,
	2018	2017
Common shareholders (dividends)	$1,088,215	$362,220
Hampton Inn Property noncontrolling interest (distribution)	36,000	38,591
Hanover Square Property noncontrolling interest (distribution)	24,000	—
Operating Partnership unit holders (distributions)	65,625	21,875
Total dividends and distributions	$1,213,840	$422,686